Share-Based Compensation - Summary of Inputs into Black-Scholes Model (Details) - GDR Options - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Terms and Conditions of Share-Based Payment Arrangement [Line Items]
Weighted average share price in USD	$ 68.4	$ 67.3	$ 63.7
Expected volatility	42.10%	42.40%	43.50%
Risk-free rate	4.30%	4.20%	3.60%
Dividend yield	7.00%	7.00%	7.00%